Tax Matters (Tables)	12 Months Ended
Dec. 31, 2021
Income Taxes [Abstract]
Schedule of Deferred Taxes Movement
The movements in deferred taxes in the Telefónica Group in 2021 and 2020 are as follows:

Millions of euros	Deferred tax assets	Deferred tax liabilities
Balance at December 31, 2020	6,416	2,620
Additions	952	499
Disposals	(1,697)	(472)
Transfers	2	(60)
Translation differences and hyperinflation adjustments	(36)	42
Company movements and others	(21)	(27)
Balance at December 31, 2021	5,616	2,602

Millions of euros	Deferred tax assets	Deferred tax liabilities
Balance at December 31, 2019	6,682	2,908
Additions	846	600
Disposals	(687)	(272)
Transfers	(230)	(257)
Translation differences and hyperinflation adjustments	(211)	(344)
Company movements and others	16	(15)
Balance at December 31, 2020	6,416	2,620
The estimated realization of deferred tax assets and liabilities recognized in the consolidated statement of financial position in 2021 is as follows:

Millions of euros
12/31/2021	Total	Less than 1 year	More than 1 year
Deferred tax assets	5,616	1,424	4,192
Deferred tax liabilities	2,602	219	2,383

Millions of euros	12/31/2021	12/31/2020
Tax credits for loss carryforwards	2,639	2,741
Unused tax deductions	903	1,448
Deferred tax assets for temporary differences	2,074	2,227
Total deferred tax assets	5,616	6,416
The movements in Tax credits for loss carryforwards in the Telefónica Group in 2021 and 2020 are as follows:

Location of the company (Millions of euros)	Balance at 12/31/2020	Additions	Reversals	Perimeter changes	Translation differences and other	Balance at 12/31/2021
Spain	1,283	—	(283)	—	(1)	999
Germany	813	150	(184)	—	(1)	778
Latin America	645	285	(41)	—	(28)	861
Other	—	—	—	2	(1)	1
Total tax credits for loss carryforwards	2,741	435	(508)	2	(31)	2,639

Location of the company (Millions of euros)	Balance at 12/31/2019	Additions	Reversals	Perimeter changes	Translation differences and other	Balance at 12/31/2020
Spain	1,420	3	(140)	—	—	1,283
Germany	695	183	(64)	—	(1)	813
Latin America	769	21	(14)	—	(131)	645
Other	—	—	—	—	—	—
Total tax credits for loss carryforwards	2,884	207	(218)	—	(132)	2,741
4,135 million euros at December 31, 2021:

Millions of euros	Total	Less than 1 year	More than 1 year
Tax loss carryforwards generated in the tax group	2,060	1,418	642
Tax loss carryforwards generated before consolidation in the tax group	2,075	390	1,685
The sources of deferred tax assets and liabilities from temporary differences recognized at December 31, 2021 and 2020 are as follows:

Millions of euros	12/31/2021	12/31/2020
Goodwill and intangible assets	244	208
Property, plant and equipment	350	421
Personnel commitments	1,577	1,493
Provisions	817	693
Inventories and receivables	308	288
Rights of use	59	29
Lease liabilities	1,068	909
Other concepts	187	489
Total deferred tax assets for temporary differences	4,610	4,530
Deferred tax assets and liabilities offset	(2,536)	(2,303)
Total deferred tax assets for temporary differences registered in the statement of financial position	2,074	2,227

Millions of euros	12/31/2021	12/31/2020
Goodwill and intangible assets	1,712	1,678
Property, plant and equipment	1,204	1,028
Personnel commitments	11	12
Provisions	403	514
Investments in subsidiaries, associates and other shareholdings	278	268
Inventories and receivables	6	12
Rights of use	1,093	918
Other concepts	431	493
Total deferred tax liabilities for temporary differences	5,138	4,923
Deferred tax assets and liabilities offset	(2,536)	(2,303)
Total deferred tax liabilities for temporary differences registered in the statement of financial position	2,602	2,620

Schedule of Tax Payables and Receivables	Current tax payables and receivables at December 31, 2021 and 2020 are as follows:

Millions of euros	Balance at 12/31/2021	Balance at 12/31/2020
Tax payables
Tax withholdings	98	105
Indirect taxes	476	380
Social security	163	118
Current income taxes payable	1,120	813
Other	169	316
Total	2,026	1,732

Millions of euros	Balance at 12/31/2021	Balance at 12/31/2020
Tax receivables
Indirect taxes	705	484
Current income taxes receivable	1,310	334
Other	105	84
Total	2,120	902

Schedule of Reconciliation of Book Profit before Taxes on Taxable Income	The reconciliation between book profit before tax and the income tax expense from continuing operations for 2021, 2020 and 2019 is as follows:

Millions of euros	2021	2020	2019
Accounting profit before tax	12,095	2,583	2,718
Tax expense at prevailing statutory rate	2,768	532	722
Permanent differences	(1,705)	289	(223)
Changes in deferred tax charge due to changes in tax rates	51	14	8
(Capitalization)/reversal of tax deduction and tax relief	225	(103)	(44)
(Capitalization)/reversal of loss carryforwards	(307)	(88)	118
Increase/(decrease) in tax expense arising from temporary differences	84	(8)	484
Other concepts	262	(10)	(11)
Corporate income tax	1,378	626	1,054
Breakdown of current/deferred tax expense
Current tax expense	831	462	1,108
Deferred tax expense	547	164	(54)
Total Corporate income tax	1,378	626	1,054